Consolidated statement of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Generated from Operations
Net income (loss)	$ 3,068	$ 785	$ 2,046
Depreciation and amortization	2,778	2,584	2,522
Goodwill and asset impairment charges and other (Notes 7 and 15)	(4)	453	2,775
Deferred income taxes (Note 20)	11	174	(185)
(Income) loss from equity investments (Note 12)	(1,377)	(1,054)	(898)
Impairment of equity investment (Notes 8 and 12)	2,100	3,048	0
Distributions received from operating activities of equity investments (Note 12)	1,254	1,025	975
Employee post-retirement benefits funding, net of expense (Note 28)	(17)	(29)	(5)
Net (gain) loss on sale of assets	0	0	(30)
Equity allowance for funds used during construction	(367)	(248)	(191)
Unrealized (gains) losses on financial instruments (Note 29)	(342)	135	194
Expected credit loss provision (Note 29)	(83)	163	0
Foreign exchange losses on loan receivable from affiliate (Note 13)	0	28	41
Other	40	(50)	(67)
(Increase) decrease in operating working capital (Note 30)	207	(639)	(287)
Net cash provided by operations	7,268	6,375	6,890
Investing Activities
Capital expenditures (Note 5)	(8,007)	(6,678)	(5,924)
Capital projects in development (Note 5)	(142)	(49)	0
Contributions to equity investments (Notes 5, 8 and 12)	(4,149)	(3,433)	(1,210)
Acquisitions, net of cash acquired (Note 31)	(307)	0	0
Loans to affiliate (issued) repaid, net (Notes 8 and 13)	250	(11)	(239)
Keystone XL contractual recoveries (Note 7)	10	571	0
Proceeds from sales of assets, net of transaction costs	33	0	35
Other distributions from equity investments (Note 12)	23	2,632	73
Deferred amounts and other	2	(41)	(447)
Net cash (used in) provided by investing activities	(12,287)	(7,009)	(7,712)
Financing Activities
Notes payable issued (repaid), net	(6,299)	766	1,003
Long-term debt issued, net of issue costs	15,884	2,508	10,730
Long-term debt repaid	(3,772)	(1,338)	(7,758)
Disposition of equity interest, net of transaction costs (Notes 24 and 31)	5,328	0	0
Junior subordinated notes issued, net of issue costs	0	1,008	495
Redeemable non-controlling interest repurchased (Note 7)	0	0	(633)
Dividends on common shares	(2,787)	(3,192)	(3,317)
Dividends on preferred shares	(92)	(106)	(141)
Distributions to non-controlling interests	(124)	(44)	(74)
Distributions on Class C Interests (Note 7)	(49)	(43)	(16)
Common shares issued, net of issue costs	4	1,905	148
Preferred shares redeemed (Note 26)	0	(1,000)	(500)
Gains (losses) on settlement of financial instruments	0	23	(10)
Acquisition of TC PipeLines, LP transaction costs (Note 24)	0	0	(15)
Net cash (used in) provided by financing activities	8,093	487	(88)
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	(16)	94	53
Increase (Decrease) in Cash and Cash Equivalents	3,058	(53)	(857)
Cash and Cash Equivalents, Beginning of year	620	673	1,530
Cash and Cash Equivalents, End of year	$ 3,678	$ 620	$ 673